Share-Based Payments - Terms and Conditions of Options Granted Under share plans (Details)	12 Months Ended
Jun. 30, 2026
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of Terms and Conditions of Share-based Payment Arrangement	The shares were issued to the Harmony ESOP Trust (the Trust) on 4 April 2024. Each beneficiary under the scheme is awarded 360
Participation Units (PU) from 1 July 2024 if they qualified for the scheme upon its formation or within six months of the formation thereof. Thereafter, qualifying employees will be awarded PU on a pro-rata basis in line with the scheme rules. Participation Unit refers to the vested rights of a beneficiary to an equal number of Harmony shares held by the Trust. The PU will vest after a service period of five years commencing on 4 April 2024. The only performance criteria is that the participant is still employed within the group at time of vesting. The Katleho ya Moruo ESOP is equity-settled.
Termination of employees' participation in the share scheme is based on "no fault" and "fault" definitions:

•Fault	All unvested and unexercised PU are lapsed and cancelled
•No fault	Accelerated vesting occurs and all unvested and unexercised PU are settled in accordance with the rules of the plan.

Management DSP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of Terms and Conditions of Share-based Payment Arrangement	The awards will vest at a rate of 20% per annum over the following five years for executive directors and prescribed officers, and one-third per annum over the following three years for qualifying management. The only performance criteria is that the participant is still employed within the group at time of vesting.
Termination of employees' participation in the share scheme is based on "no fault" and "fault" definitions:

•Fault	All unvested and unexercised DS not yet vested are lapsed and cancelled
•No fault	All unvested and unexercised DS will continue in force to vest on the original vesting dates in accordance with the rules of the plan.

Executive Directors and Prescribed Officers | Year One | Management DSP | DS
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	20.00%
Executive Directors and Prescribed Officers | Year Two | Management DSP | DS
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	20.00%
Executive Directors and Prescribed Officers | Year three | Management DSP | DS
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	20.00%
Executive Directors and Prescribed Officers | Year four | Management DSP | DS
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	20.00%
Executive Directors and Prescribed Officers | Year five | Management DSP | DS
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	20.00%